Changes in the Group - Other Transactions (Details) $ / shares in Units, £ in Millions, $ in Millions, $ in Millions					1 Months Ended				12 Months Ended			13 Months Ended	14 Months Ended
	Jan. 24, 2024 GBP (£) shares	Jan. 24, 2024 CAD ($) $ / shares shares	Jul. 24, 2023	Dec. 31, 2021 GBP (£)	Nov. 30, 2023 GBP (£)	Nov. 30, 2023 CAD ($)	Oct. 31, 2023 GBP (£)	May 31, 2023 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Feb. 28, 2025 tranche shares	Feb. 28, 2025 tranche	Nov. 30, 2022 GBP (£)	Sep. 26, 2022 GBP (£)	Mar. 11, 2021 GBP (£) director
Disclosure Of Business Combinations [Line Items]
Investments held at fair value									£ 118		£ 121
ITC Ltd.
Disclosure Of Business Combinations [Line Items]
Percentage of voting			60.00%
Charlotte's Web Holdings, Inc.
Disclosure Of Business Combinations [Line Items]
Investments held at fair value														£ 48
Potential proportion ownership interest									19.90%	19.90%
Organigram Inc.
Disclosure Of Business Combinations [Line Items]
Acquisition percentage									18.79%		19.40%					19.90%
Fair value total																£ 129
Intangibles																49
Goodwill																£ 30
Ownership interest in associates									19.00%	19.00%
Purchase of interests in investments accounted for using equity method											£ 4
Organigram Inc. | Business combination
Disclosure Of Business Combinations [Line Items]
Consideration paid	£ 24	$ 42
Shares acquired (in shares) | shares	12,893,175	12,893,175
Price per share (CAD per share) | $ / shares		$ 3.22
Organigram Inc. | Major purchases of assets [member]
Disclosure Of Business Combinations [Line Items]
Consideration paid	£ 24	$ 42
Shares acquired (in shares) | shares	12,893,175	12,893,175
Price per share (CAD per share) | $ / shares		$ 3.22
Organigram Inc. | Forecast
Disclosure Of Business Combinations [Line Items]
Ownership interest in associates													45.00%
Purchase of interests in investments accounted for using equity method					£ 74	$ 125
Shares acquired (in shares) | shares												25,786,350
Number of tranches | tranche												2	3
Proportion of voting rights held in associate													30.00%
DeFloria
Disclosure Of Business Combinations [Line Items]
Consideration paid									£ 8	$ 10
NCI percentage acquired									20.00%
Sanity Group GmbH
Disclosure Of Business Combinations [Line Items]
Acquisition percentage															16.00%
Fair value total															£ 32
Intangibles															4
Goodwill															£ 28
Steady State LLC
Disclosure Of Business Combinations [Line Items]
Fair value total							£ 8	£ 4			£ 4
Consideration paid							£ 8	£ 4
NCI percentage acquired									10.80%		5.76%
Canada | Organigram Inc.
Disclosure Of Business Combinations [Line Items]
Acquisition percentage																19.90%
Number of directors entitled to be appointed in the acquiree | director																2
Ownership interest in associates				18.80%
Uzbekistan | Samfruit
Disclosure Of Business Combinations [Line Items]
Acquisition percentage				4.00%							2.80%
Fair value total				£ 1							£ 1
Ownership interest in associates											45.40%